ETFMG Treatments Testing and Advancements ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Canada - 4.4%
Biotechnology - 1.1%
Arbutus Biopharma Corp.(a)	42,518	$106,295
XBiotech, Inc.(a)	7,717	30,868
		137,163
Life Sciences Tools & Services - 3.3%
AbCellera Biologics, Inc.(a)(b)	73,571	420,090
Total Canada		557,253

Cayman Islands - 3.6%
Biotechnology - 3.6%
Zai Lab, Ltd. - ADR(a)(b)	16,653	455,126

France - 0.7%
Pharmaceuticals - 0.7%
Sanofi - ADR(b)	1,869	92,945

Germany - 5.6%
Biotechnology - 5.6%
BioNTech SE - ADR(a)(b)	6,789	716,511

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR(b)	6,176	88,132

Netherlands - 2.1%
Biotechnology - 2.1%
CureVac NV(a)(b)	56,774	239,019
InflaRx NV(a)(b)	14,929	24,334
		263,353
Total Netherlands		263,353

United Kingdom - 5.9%
Biotechnology - 4.5%
Immunocore Holdings PLC - ADR(a)(b)	8,619	588,851
		$–
Pharmaceuticals - 1.4%
AstraZeneca PLC - ADR	1,353	91,124
GSK PLC - ADR	2,428	89,982
		181,106
Total United Kingdom		769,957

United States - 76.7%(c)
Biotechnology - 44.0%(d)
AbbVie, Inc.	614	95,152
Alnylam Pharmaceuticals, Inc.(a)	4,052	775,592
Altimmune, Inc.(a)(b)	13,623	153,259
Arcturus Therapeutics Holdings, Inc.(a)	6,775	213,616
BioCryst Pharmaceuticals, Inc.(a)	51,928	311,049
CEL-SCI Corp.(a)(b)	12,672	34,468
Chimerix, Inc.(a)	22,538	21,693
Cue Biopharma, Inc.(a)	11,441	30,204
Dynavax Technologies Corp.(a)(b)	32,773	458,167
Emergent BioSolutions, Inc.(a)	13,135	31,524
Enanta Pharmaceuticals, Inc.(a)	5,339	50,240
Gilead Sciences, Inc.(b)	1,141	92,432
Gritstone bio, Inc.(a)	24,173	49,313
HilleVax, Inc.(a)	12,281	197,110
Icosavax, Inc.(a)	12,700	200,152
ImmunityBio, Inc.(a)(b)	123,495	619,945
Inovio Pharmaceuticals, Inc.(a)	69,214	35,299
Invivyd, Inc.(a)	27,919	110,001
Moderna, Inc.(a)	8,773	872,474
Novavax, Inc.(a)	30,118	144,566
Ocugen, Inc.(a)	65,034	37,395
Regeneron Pharmaceuticals, Inc.(a)(b)	106	93,099
Renovaro Biosciences, Inc.(a)	16,911	53,608
Vaxart, Inc.(a)(b)	38,548	22,080
Vaxcyte, Inc.(a)	8,778	551,258
Vaxxinity, Inc. - Class A(a)	32,136	27,316
Vir Biotechnology, Inc.(a)	34,107	343,116
		5,624,128
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	838	92,239
Cue Health, Inc.(a)	39,206	6,371
Hologic, Inc.(a)	1,226	87,598
OraSure Technologies, Inc.(a)	18,631	152,774
QuidelOrtho Corp.(a)	6,612	487,304
		826,286
Health Care Providers & Services - 15.1%
Enzo Biochem, Inc.(a)	12,801	17,793
Fulgent Genetics, Inc.(a)	7,513	217,201
Laboratory Corp. of America Holdings	3,143	714,372
OPKO Health, Inc.(a)	196,003	295,965
Quest Diagnostics, Inc.	4,967	684,850
		1,930,181
Life Sciences Tools & Services - 5.2%
Adaptive Biotechnologies Corp.(a)	36,706	179,859
Gurnet Point Capital, LLC (a)(e)	16,557	1,325
Bio-Rad Laboratories, Inc. - Class A(a)	1,490	481,107
		662,291
Pharmaceuticals - 5.9%
AN2 Therapeutics, Inc.(a)	7,541	154,515
Atea Pharmaceuticals, Inc.(a)	21,155	64,523
CorMedix, Inc.(a)(b)	13,897	52,253
Eli Lilly and Co.	148	86,272
Johnson & Johnson	565	88,558
Merck & Co., Inc.	853	92,994
Pfizer, Inc.(b)	2,868	82,570
Scilex Holding Co.(a)	16,596	33,855
SIGA Technologies, Inc.	18,025	100,940
		756,480
Total United States		9,799,366
TOTAL COMMON STOCKS (Cost $25,723,315)		12,742,643

SHORT-TERM INVESTMENTS - 30.2%
Investments Purchased with Proceeds from Securities Lending - 29.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(f)	3,827,986	3,827,986

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.28%(f)	37,876	37,876
TOTAL SHORT-TERM INVESTMENTS (Cost $3,865,862)		3,865,862

TOTAL INVESTMENTS - 129.9% (Cost $29,589,177)		16,608,505
Liabilities in Excess of Other Assets - (29.9)%		(3,821,619)
TOTAL NET ASSETS - 100.0%		$12,786,886

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $3,626,361 which represented 28.4% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,325 or 0.0% of net assets as of December 31, 2023.

(f)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Treatments Testing and Advancements ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Canada	$557,253	$–	$–	$557,253
Cayman Islands	455,126	–	–	455,126
France	92,945	–	–	92,945
Germany	716,511	–	–	716,511
Japan	88,132	–	–	88,132
Netherlands	263,353	–	–	263,353
United Kingdom	769,957	–	–	769,957
United States	9,798,041	–	1,325	9,799,366
Common Stocks - Total	$12,741,318	$–	$1,325	$12,742,643
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,827,986
Money Market Funds	37,876	–	–	37,876
Total Investments	$12,779,194	$–	$1,325	$16,608,505

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.